DEPOSITS AND OBLIGATIONS	12 Months Ended
Dec. 31, 2024
DEPOSITS AND OBLIGATIONS [Abstract]
DEPOSITS AND OBLIGATIONS
13	DEPOSITS AND OBLIGATIONS

a)	This item consists of the following:

	2024	2023
	S/(000)	S/(000)

Saving deposits	59,757,825	52,375,813
Demand deposits	52,590,952	48,229,323
Time deposits (c)	44,116,438	41,290,011
Severance indemnity deposits	2,996,020	3,185,603
Bank’s negotiable certificates	1,101,347	1,194,653
Total	160,562,582	146,275,403
Interest payable	1,279,484	1,429,591
Total	161,842,066	147,704,994

The Group has established a policy to remunerate demand deposits and savings accounts according to a growing interest rate scale, based on the average balance maintained in those accounts; on the other hand, according to its policy, balances that are lower than a specified amount for each type of account do not bear interest. Also, time deposits earn interest at market rates.

Interest rates are determined by the Group considering the interest rates prevailing in the market in which each of the Group’s subsidiaries operates.

b)	The amounts of non-interest-bearing and interest-bearing deposits and obligations without consider accrued interest are presented below:

	2024	2023
	S/(000)	S/(000)

Non-interest-bearing -
In Peru	42,057,905	37,627,288
In other countries	5,102,286	4,607,210
	47,160,191	42,234,498

Interest-bearing -
In Peru	104,085,586	94,452,833
In other countries	9,316,805	9,588,072
	113,402,391	104,040,905
Total	160,562,582	146,275,403

c)	The balance of time deposits classified by maturity is as follows:

	2024	2023
	S/(000)	S/(000)

Up to 3 months	27,772,950	23,975,997
From 3 months to 1 year	10,886,485	11,420,212
From 1 to 3 years	1,754,547	2,472,740
From 3 to 5 years	478,235	327,136
More than 5 years	3,224,221	3,093,926
Total	44,116,438	41,290,011

In Management’s opinion the Group’s deposits and obligations are diversified with no significant concentrations as of December 31, 2024, and 2023.

As of  December 31, 2024, and 2023, the balance of deposits and obligations, guaranteed by the Peruvian “Fondo de Seguro de Depositos” (Deposit Insurance Fund) amounts to approximately S/59,414.0 million and S/51,875.6 million, respectively. At said dates, maximum amount of coverage per depositor recognized by “Fondo de Seguro de Depositos” totaled S/121,600 and S/123,810.0, respectively.

As of December 31, 2024 and 2023, the balance of deposits and obligations of Banco de Crédito Bolivia guaranteed by the “Fondo de Protección al Ahorrista” (FPAH, for its Spanish acronym) of Bolivia, amounts to Bs1,385.6 million (equivalent to S/760.4 million) and Bs1,409.9 million (equivalent to S/762.3 million), respectively. At said dates, maximum amount of coverage per depositor recognized by “FPAH” totaled Bs102,593.9 and Bs90,240.3 (equivalent to S/56,300.4 and S/48,790.4, respectively).

As of December 31, 2024, and 2023, the balance of deposits and obligations of Mibanco Colombia guaranteed by the “Fondo de Garantía de las Instituciones Financieras” (FOGAFIN, for its Spanish acronym) of Colombia, amounts to $59,612.9 million (equivalent to S/50.9 million) and $53,049.4 million (equivalent to S/50.8 million), respectively. At said dates, maximum amount of coverage per depositor recognized by “Fogafín” totaled $50.0 million (equivalent to S/42,700.0 and S/47,850.0, respectively).